Schedule of Investments (unaudited)
June 30, 2022
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 20.6%
BlackRock Equity Dividend Fund, Class K	262,251	$ 5,179,450
iShares Core S&P Total U.S. Stock Market ETF	504,969	42,306,303
iShares ESG Aware MSCI USA ETF	302,042	25,341,324
iShares GSCI Commodity Dynamic Roll Strategy ETF	130,022	5,323,101
iShares MSCI EAFE Growth ETF	98,700	7,944,363
iShares MSCI EAFE Value ETF	296,285	12,858,769
iShares MSCI Emerging Markets Min Vol Factor ETF(b)	141,049	7,818,346
		106,771,656
Fixed-Income Funds — 79.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,616,107	43,806,855
iShares 10-20 Year Treasury Bond ETF	197,171	23,690,096
iShares Convertible Bond ETF	107,310	7,443,021
iShares Core Total USD Bond Market ETF	2,076,037	97,200,052
iShares Fallen Angels USD Bond ETF	1,487,187	36,614,544
iShares TIPS Bond ETF	378,666	43,133,844
iShares U.S. Treasury Bond ETF	1,218,477	29,121,600
Master Total Return Portfolio	$ 130,717,270	130,717,270
		411,727,282
Total Long-Term Investments — 100.1% (Cost: $558,694,858)		518,498,938
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	524,994	$ 524,994
SL Liquidity Series, LLC, Money Market Series, 1.73%(d)	7,960,958	7,959,366
Total Short-Term Securities — 1.6% (Cost: $8,484,360)		8,484,360
Total Investments — 101.7% (Cost: $567,179,218)		526,983,298
Liabilities in Excess of Other Assets — (1.7)%		(8,817,766)
Net Assets — 100.0%		$ 518,165,532
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K(a)	$ 6,139,898	$ 719,818	$ (5,281,940)	$ 231,998	$ (1,809,774)	$ —	—	$ 28,388	$ 54,768
BlackRock Equity Dividend Fund, Class K	—	5,431,211	—	—	(251,761)	5,179,450	262,251	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,287,768	—	(762,774)(b)	—	—	524,994	524,994	(249)	—
BlackRock Strategic Income Opportunities Portfolio, Class K	77,303,592	45,775,494	(76,548,786)	2,336,971	(5,060,416)	43,806,855	4,616,107	608,488	497,264

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K(a)	$ 5,708,666	$ 760,229	$ (5,118,490)	$ (1,608,734)	$ 258,329	$ —	—	$ —	$ 202,796
iShares 10-20 Year Treasury Bond ETF	—	24,898,135	(689,454)	(21,676)	(496,909)	23,690,096	197,171	44,843	—
iShares Convertible Bond ETF	—	9,471,204	(797,578)	(37,501)	(1,193,104)	7,443,021	107,310	38,006	—
iShares Core S&P Small-Cap ETF(a)	6,534,585	649,334	(6,396,362)	1,471,325	(2,258,882)	—	—	57,024	—
iShares Core S&P Total U.S. Stock Market ETF	29,771,854	25,078,232	(4,781,632)	(562,204)	(7,199,947)	42,306,303	504,969	458,249	—
iShares Core Total USD Bond Market ETF	79,580,170	101,393,668	(65,545,281)	(8,784,122)	(9,444,383)	97,200,052	2,076,037	1,728,993	—
iShares ESG Aware MSCI USA ETF	37,532,558	4,041,110	(10,596,151)	(1,499,961)	(4,136,232)	25,341,324	302,042	339,395	—
iShares Fallen Angels USD Bond ETF	57,622,380	21,972,790	(31,288,569)	(3,386,049)	(8,306,008)	36,614,544	1,487,187	1,735,598	—
iShares Global Financials ETF(a)	5,545,081	27,201	(5,899,775)	229,259	98,234	—	—	—	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	22,147,149	1,268,435	(20,537,726)	3,238,396	(793,153)	5,323,101	130,022	1,846,056	—

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares/ Investment Value Held at 06/30/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Growth ETF	$ 13,879,323	$ 1,574,967	$ (4,227,618)	$ (849,652)	$ (2,432,657)	$ 7,944,363	98,700	$ 199,587	$ —
iShares MSCI EAFE Value ETF	15,270,560	1,941,914	(2,095,422)	(127,732)	(2,130,551)	12,858,769	296,285	777,640	—
iShares MSCI Emerging Markets Min Vol Factor ETF	—	8,305,286	(231,362)	(5,265)	(250,313)	7,818,346	141,049	38,687	—
iShares MSCI USA Value Factor ETF(a)	9,240,635	574,683	(10,172,982)	3,258,321	(2,900,657)	—	—	51,257	—
iShares TIPS Bond ETF	37,713,497	47,504,020	(36,903,616)	(1,183,555)	(3,996,502)	43,133,844	378,666	1,936,473	—
iShares U.S. Treasury Bond ETF	41,766,179	3,499,797	(12,561,273)	(867,222)	(2,715,881)	29,121,600	1,218,477	284,171	—
Master Total Return Portfolio	149,124,812	2,406,971(b)(c)	—	(6,088,146)	(14,726,367)	130,717,270	$130,717,270	2,653,452	—
SL Liquidity Series, LLC, Money Market Series	—	7,959,383(b)	—	(17)	—	7,959,366	7,960,958	8,165(d)	—
				$ (14,255,566)	$ (69,746,934)	$ 526,983,298		$ 12,834,223	$ 754,828
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 387,781,668	$ —	$ —	$ 387,781,668
Short-Term Securities
Money Market Funds	524,994	—	—	524,994
	$ 388,306,662	$ —	$ —	388,306,662
Investments valued at NAV(a)				138,676,636
				$ 526,983,298
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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